China & Hong Kong Fund
SUMMARY SECTION China & Hong Kong Fund
Investment Objective
The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	China & Hong Kong Fund China & Hong Kong Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		China & Hong Kong Fund China & Hong Kong Fund Shares
Management Fees:		1.00%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.16%
All Other Expenses		0.35%
Other Expenses:		0.51%
Acquired Fund Fees and Expenses:	[1]	0.01%
Total Annual Fund Operating Expenses:	[1]	1.52%
[1]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
China & Hong Kong Fund China & Hong Kong Fund Shares	155	480	829	1,813

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.85% of the average value of its portfolio.

Principal Investment Strategies

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) inequity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the Hang Seng Composite Index companies held in the Fund’s portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • The Hong Kong and/or China stock markets decline in value;

  • China and/or Hong Kong stocks fall out of favor with investors;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • A stock or stocks in the Fund’s portfolio do not perform well;

  • The value of Chinese currencies declines relative to the U.S. dollar;

  • The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within China and Hong Kong cause the value of the Fund’s investments to decline;

  • The Fund’s focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 44.53% (for the quarter ended June 30, 2009). The worst performance was -30.04% (for the quarter ended September 30, 2011).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns China & Hong Kong Fund		1 Year	5 Years	10 Years
China & Hong Kong Fund Shares		14.42%	(3.43%)	14.36%
China & Hong Kong Fund Shares - Return After Taxes on Distributions	[1]	14.14%	(4.06%)	13.82%
China & Hong Kong Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.88%	(2.99%)	12.87%
Hang Seng Composite Index		26.34%	(1.53%)	14.32%
Hang Seng Index		27.64%	(0.71%)	13.15%
S&P 500 Index		15.99%	1.66%	7.09%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
CIK	dei_EntityCentralIndexKey	0000919160
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul 26, 2013
Effective Date	dei_DocumentEffectiveDate	Jul 26, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
China & Hong Kong Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION China & Hong Kong Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.85% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.85%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) inequity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the Hang Seng Composite Index companies held in the Fund’s portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • The Hong Kong and/or China stock markets decline in value;

  • China and/or Hong Kong stocks fall out of favor with investors;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • A stock or stocks in the Fund’s portfolio do not perform well;

  • The value of Chinese currencies declines relative to the U.S. dollar;

  • The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within China and Hong Kong cause the value of the Fund’s investments to decline;

  • The Fund’s focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 44.53% (for the quarter ended June 30, 2009). The worst performance was -30.04% (for the quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.04%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
China & Hong Kong Fund | Hang Seng Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.34%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10	14.32%
China & Hong Kong Fund | Hang Seng Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.64%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	13.15%
China & Hong Kong Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%
China & Hong Kong Fund | China & Hong Kong Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICHKX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.16%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Other Expenses:	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses:	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.52%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	155
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	480
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	829
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,813
2003	rr_AnnualReturn2003	65.29%
2004	rr_AnnualReturn2004	12.16%
2005	rr_AnnualReturn2005	6.61%
2006	rr_AnnualReturn2006	39.65%
2007	rr_AnnualReturn2007	65.06%
2008	rr_AnnualReturn2008	(54.47%)
2009	rr_AnnualReturn2009	92.76%
2010	rr_AnnualReturn2010	15.38%
2011	rr_AnnualReturn2011	(27.52%)
2012	rr_AnnualReturn2012	14.42%
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	(3.43%)
10 Years	rr_AverageAnnualReturnYear10	14.36%
China & Hong Kong Fund | China & Hong Kong Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.14%	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.06%)	[2]
10 Years	rr_AverageAnnualReturnYear10	13.82%	[2]
China & Hong Kong Fund | China & Hong Kong Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.88%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.99%)	[2]
10 Years	rr_AverageAnnualReturnYear10	12.87%	[2]

[1]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.